Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Operating lease agreement rent expense		$ 856,000	$ 807,000	$ 550,000
Operating lease agreement expiration extended date	2016-08
Purchase obligations		$ 2,600,000